SCHEDULE OF ESTIMATED USEFUL LIVES OF OTHER INTANGIBLE ASSETS (Details)	Sep. 30, 2024	Sep. 30, 2023
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life	10 years	10 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life	5 years